Operating expenses	12 Months Ended
Dec. 31, 2023
Operating expenses
Operating expenses

3 Operating expenses

Operating expenses are expenses NatWest Group incurs in the running of its business such as all staff costs (for example salaries, bonus awards, pension costs and social security costs), premises and equipment costs that arise from the occupation of premises and the use of equipment, depreciation and amortisation and other administrative expenses.

For accounting policy information refer to Accounting policies 3.3, 3.4 and 3.5.

	2023	2022	2021
Continuing operations	£m	£m	£m
Salaries	2,483	2,250	2,295
Bonus awards	353	334	267
Temporary and contract costs	199	234	240
Social security costs	352	328	300
Pension costs	313	363	354
- defined benefit schemes (Note 5)	122	205	215
- defined contribution schemes	191	158	139
Other	201	207	220
Staff costs	3,901	3,716	3,676

Premises and equipment	1,153	1,112	1,133
UK bank levy	109	101	99
Depreciation and amortisation (1,2)	934	833	923
Other administrative expenses (3)	1,899	1,925	1,927
Administrative expenses	4,095	3,971	4,082
	7,996	7,687	7,758

(1)Includes depreciation of right of use assets of £104 million (2022 - £119 million; 2021 - £167 million).

(2)2021 includes impairment of goodwill of £85 million.

(3)Includes litigation and conduct costs, net of amounts recovered. Refer to Note 21 for further details.

3 Operating expenses continued

The average number of persons employed, rounded to the nearest hundred, during the year, excluding temporary staff,was 61,500 (2022 - 60,000; 2021- 59,200). The average number of temporary employees during 2023 was 2,100 (2022 - 2,500; 2021 - 2,500).

The number of persons employed at 31 December, excluding temporary staff, by reportable segment, was as follows:

Continuing operations	2023	2022 (1)	2021 (1)
Retail Banking	14,300	15,100	16,000
Private Banking	2,400	2,300	2,000
Commercial & Institutional	12,400	12,200	11,700
Central items & other (2)	32,500	31,400	28,100
Total	61,600	61,000	57,800

UK	41,500	41,200	40,600
USA	300	300	300
India	16,900	15,700	13,500
Poland	1,500	1,500	1,400
Republic of Ireland	400	1,400	1,200
Rest of the World	1,000	900	800
Total	61,600	61,000	57,800

(1)	Comparatives have been re-presented to reflect the movement of headcount across segments due to segment reorganisation.
(2)

Central items & other includes Ulster Bank RoI. The total number of persons employed in Ulster Bank RoI of 500 (2022 – 2,200; 2021 – 2,400) includes nil people employed in discontinued operations at 31 December 2023 (2022 – 400; 2021 – 700).

3 Operating expenses continued

Share-based payments

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Channel Islands, Gibraltar, Isle of Man, Poland and India.	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2024 to 2028
Deferred performance awards	All	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances	2024 to 2031
Long-term incentives (2,3)	Senior employees	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances and/or satisfaction of the pre-vesting assessment and underpins	2024 to 2030

(1)	All awards have vesting conditions which may not be met.
(2)

Long-term incentives include buy-out awards offered to compensate certain new hires for the loss of forfeited awards from their previous employment. All awards are granted under the Employee Share Plan.

(3)

The existing Long-term incentive scheme has been closed for new awards and members as at 31 December 2022. The scheme has been replaced by a new Restricted share plan scheme with similar granting and vesting conditions.

Sharesave	2023		2022		2021
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	1.63	99	1.61	95	1.64	96
Granted	1.42	43	1.86	25	1.80	24
Exercised	1.44	(23)	1.88	(15)	1.76	(10)
Cancelled	1.72	(5)	1.60	(6)	2.02	(15)
At 31 December	1.59	114	1.63	99	1.61	95

The fair value of Sharesave options granted in 2023 was determined using a pricing model that included: expected volatility of share price determined at the grant date based on historical share price volatility over a period of up to five years; expected option lives that equal the vesting period; estimated dividend yield on equity shares; and risk-free interest rates determined from UK gilts with terms matching the expected lives of the options.

The exercise price of options and the fair value on granting awards of fully paid shares is the average market price over the five trading days (three trading days for Sharesave) preceding grant date. When estimating the fair value of the award, the number of shares granted and the prevailing market price as defined on page 133 (exhibit 15.2) are used. The fair value of the award is recognised as services are provided by employees over the vesting period.

Options are exercisable within six months of vesting; 19.0 million options were exercisable at 31 December 2023 (2022 – 5.1 million; 2021 – 6.0 million). The weighted average share price at the date of exercise of options was £2.20 (2022 - £2.59; 2021 - £2.19). At 31 December 2023, exercise prices ranged from £1.12 to £1.89 (2022 - £1.12 to £2.27; 2021 - £1.12 to £2.27) and the remaining average contractual life was 2.25 years (2022 – 2 years; 2021 – 2.1 years). The fair value of options granted in 2023 was £27.3 million (2022 - £22.1 million; 2021 - £17 million).

Deferred performance awards	2023		2022		2021
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	93	46	132	65	169	77
Granted	52	20	46	20	61	32
Forfeited	(2)	(1)	(4)	(2)	(10)	(5)
Vested	(67)	(30)	(81)	(37)	(88)	(39)
At 31 December	76	35	93	46	132	65

3 Operating expenses continued

The awards granted in 2023 vest in equal tranches on the anniversary of the award, predominantly over three years.

Long-term incentives	2023		2022		2021
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	49	23	44	21	50	24
Granted	11	5	16	7	6	3
Vested/exercised	(10)	(4)	(10)	(4)	(12)	(6)
Lapsed	(1)	(1)	(1)	(1)	—	—
At 31 December	49	23	49	23	44	21

The market value of awards vested/exercised in 2023 was £9.5 million (2022 - £11.7 million; 2021 - £13 million).

Bonus awards	2023	2022	Change
	£m	£m	%
Non-deferred cash awards (1)	43	40	8%
Deferred cash awards	262	270	(3)%
Deferred share awards	51	60	(15)%
Total deferred bonus awards	313	330	(5)%
Total bonus awards (2)	356	370	(4)%
Bonus awards as a % of operating profit before tax (3)	5%	7%
Proportion of bonus awards that are deferred	88%	89%
- deferred cash awards	84%	82%
- deferred share awards	16%	18%

(1)	Non-deferred cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance-related compensation.
(3)	Operating profit before tax and income statement charge for bonus awards.

Reconciliation of bonus awards to income statement charge

	2023	2022	2021
	£m	£m	£m
Bonus awarded	356	370	301
Less: deferral of charge for amounts awarded for current year	(114)	(127)	(99)
Income statement charge for amounts awarded in current year	242	243	202

Add: current year charge for amounts deferred from prior years	115	94	80
Less: forfeiture of amounts deferred from prior years	(4)	(3)	(15)
Income statement charge for amounts deferred from prior years	111	91	65
Income statement charge for bonus awards (2)	353	334	267

3 Operating expenses continued

Year in which income statement charge is expected to be taken for deferred bonus awards

	Actual			Expected
					2025
	2021	2022	2023	2024	and beyond
	£m	£m	£m	£m	£m
Bonus awards deferred from 2021 and earlier	80	94	16	7	5
Bonus awards deferred from 2022	—	—	99	9	9
Less: forfeiture of amounts deferred from prior years	(15)	(3)	(4)	—	—
Bonus awards for 2023 deferred	—	—	—	98	16
	65	91	111	114	30